SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Equity [Abstract]
Number of options, Beginning balance	10,105	20,313	21,146
Weighted Average Exercise Price, Beginning balance	$ 53.21	$ 54.23	$ 53.04
Number of options, Cancelled	(5,938)	(10,208)	(833)
Weighted Average Exercise Price, Cancelled	$ 61.01	$ 55.24	$ 42.62
Number of options, Ending balance	69,167	10,105	20,313
Weighted Average Exercise Price, Ending balance	$ 4.41	$ 53.21	$ 54.23
Number of options, Exercisable	69,167	10,105
Weighted Average Exercise Price, Exercisable	$ 4.41	$ 53.21
Number of options, Granted	65,000
Weighted Average Exercise Price, Granted	$ 2.44